STATUTORY RESERVES AND RESTRICTED NET ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Required appropriations percentage of after-tax profit for the general reserve fund	10.00%	10.00%	10.00%
Maximum appropriations of after-tax profit to the registered capital	50.00%	50.00%	50.00%
Provision for statutory reserve	$ 2,895	$ 1,171	$ 991
Aggregate amounts of capital and statutory reserves restricted	$ 85,102	$ 81,735